Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (unaudited)

13. Selected Quarterly Financial Data (unaudited)

The following table contains unaudited quarterly financial information for the years ended December 31, 2019 and 2018. The Company believes that the following information reflects all normal recurring adjustments necessary for a fair statement of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended December 31, 2019
Operating expenses	$16,880	$16,824	$17,132	$10,711
Net loss	(17,084)	(17,114)	(18,735)	(10,583)
Net loss per common share, basic and diluted	$(0.74)	$(0.72)	$(0.78)	(0.45)
Year Ended December 31, 2018
Operating expenses	$12,855	$15,336	$16,582	$19,116
Net loss	(12,880)	(16,089)	(383)	(19,603)
Net loss per common share, basic and diluted	$(0.65)	$(0.81)	$(0.02)	(0.96)